Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 17, 2020	Oct. 23, 2017	Jan. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Feb. 29, 2020	Feb. 14, 2020	Dec. 31, 2018
Merger Agreement [Member] | Tranche two [Member]
Common Stock Subscription, Shares				12,500,000
Subsequent Event [Member]
Common Stock redeemed, price per share	31,074,592
Common Stock redeemed, Shares	$ 10.29
Underwriting Expense After Discount			$ 6,100,000
Subsequent Event [Member] | Merger Agreement [Member] | Tranche two [Member]
Common Stock Subscription, Shares					12,500,000	12,500,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Debt Instrument Redemption							$ 223,000,000
Subsequent Event [Member] | Two Thousand Twenty Notes [Member]
Debt Instrument, Interest Rate							8.75%
Subsequent Event [Member] | Two Thousand Twenty Two [Member]
Debt Instrument, Interest Rate							7.875%
Subsequent Event [Member] | Two Thousand Twenty Two Private Placement Redemption [Member]
Debt Instrument, Interest Rate							8.875%
Subsequent Event [Member] | Two Thousand Twenty Seven Notes [Member]
Debt Instrument, Principal Amount							$ 600,000,000
Debt Instrument, Interest Rate							6.75%
Subsequent Event [Member] | Founder [Member]
Conversion of Shares	8,625,000
Subsequent Event [Member] | Forward Purchase Agreements [Member]
Price per share	$ 9.50
Shares Issued	15,789,474
Subsequent Event [Member] | Amended And Restated Credit Agreement [Member] | Revolving Credit Facility [Member]
Increase of Aggregate Commitment							$ 350,000,000
Subsequent Event [Member] | Amended And Restated Credit Agreement [Member] | Term Loan [Member]
Debt Instrument, Principal Amount							$ 950,000,000
Fortress Investment Group LLC [Member]
Common Stock Subscription, Shares				12,500,000
Fortress Investment Group LLC [Member] | Subsequent Event [Member]
Common Stock Subscription, Shares	12,500,000
Common Stock Subscription ,Value	$ 125,000,000
Common Stock Issued ,Shares	2,698,753
Common Stock Issued ,Value	$ 27,800,000
Fortress Investment Group LLC [Member] | Subsequent Event [Member] | Fortress Subscription and Backstop Agreement [Member]
Investment Company, Committed Capital	$ 50,000,000
Blackstone Group Inc [Member]
Common Stock Subscription, Shares				10,000,000
Blackstone Group Inc [Member] | Subsequent Event [Member]
Common Stock Subscription, Shares	10,000,000
Common Stock Subscription ,Value	$ 100,000,000
Vivint Smart Home [Member] | Subsequent Event [Member]
Business combination, Number of Share issued	84.5320916792
Common stock, par value	$ 0.01
Class A Common Stock [Member]
Common stock, par value				$ 0.0001				$ 0.0001
Common Stock Issued ,Shares				52,263				1,072,818
Common Stock Issued ,Value				$ 5				$ 107
Shares Issued				34,500,000				34,500,000
Underwriting Expense After Discount		$ 12,075,000
Class A Common Stock [Member] | Anchor Investors [Member]
Shares to be sold under forward agreements				15,789,474
Forward agreements price per share				$ 9.50
Class A Common Stock [Member] | Subsequent Event [Member]
Common stock, par value	$ 0.0001
Class A Common Stock [Member] | Subsequent Event [Member] | Anchor Investors [Member]
Shares to be sold under forward agreements	5,000,000
Forward agreements price per share	$ 10.00
Class A Common Stock [Member] | Subsequent Event [Member] | Fortress Subscription and Backstop Agreement [Member]
Price per share	$ 10.00
Class A Common Stock [Member] | Vivint Smart Home [Member] | Merger Agreement [Member]
Business combination, Number of Share issued				84.5320916792
Common Class F And Private Placement Warrants [Member] | Subsequent Event [Member] | Anchor Investors [Member]
Percentage of equity forfeited	25.00%